PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Schedule of property and equipment
The following table summarizes the movement in the net book value of property and equipment for the years ended December 31:

Net book value	Telecomm-unications equipment	Land, buildings and constructions	Office and other equipment	Equipment not installed and assets under construction	Right-of-use assets	Total

As of January 1, 2020	4,306	216	417	416	1,985	7,340

Additions	47	2	32	1,626	446	2,153
Disposals	(50)	(5)	(10)	(12)	(14)	(91)
Depreciation charge for the year	(1,009)	(28)	(123)	—	(416)	(1,576)
Impairment	(28)	(1)	(2)	(7)	(5)	(43)
Transfers	1,282	5	111	(1,396)	(2)	—
Translation adjustment	(498)	(30)	(57)	(59)	(260)	(904)

As of December 31, 2020	4,050	159	368	568	1,734	6,879

Additions	50	3	18	1,559	712	2,342
Disposals*	(198)	(1)	(5)	(7)	(100)	(311)
Depreciation charge for the year	(990)	(22)	(124)	—	(409)	(1,545)
Reclassification as held for sale	(367)	(6)	(9)	(42)	(80)	(504)
Impairment	(12)	—	(2)	3	(2)	(13)
Transfers	1,428	16	182	(1,619)	(2)	5
Translation adjustment	(101)	2	(6)	(11)	(20)	(136)

As of December 31, 2021	3,860	151	422	451	1,833	6,717
Cost	11,233	374	1,428	553	2,864	16,452
Accumulated depreciation and impairment	(7,373)	(223)	(1,006)	(102)	(1,031)	(9,735)

*This includes disposal of NTC as explained in Note 9.

Schedule of movements in net book value of right-of-use assets
The following table summarizes the movement in the net book value of right-of-use assets ("ROU") for the year ended December 31:

Net book value	ROU - Telecommunications Equipment	ROU - Land, Buildings and Constructions	ROU - Office and Other Equipment	Total

As of January 1, 2020	1,638	344	3	1,985

Additions	339	102	5	446
Disposals	(14)	—	—	(14)
Depreciation charge for the year	(309)	(105)	(2)	(416)
Impairment	(1)	(4)	—	(5)
Transfers	—	(2)	—	(2)
Translation adjustment	(217)	(42)	(1)	(260)

As of December 31, 2020	1,436	293	5	1,734

Additions	642	65	5	712
Disposals	(100)	—	—	(100)
Depreciation charge for the year	(320)	(86)	(3)	(409)
Reclassification as held for sale	(71)	(9)	—	(80)
Impairment	—	(2)	—	(2)
Transfers	(4)	2	—	(2)
Translation adjustment	(16)	(3)	(1)	(20)

As of December 31, 2021	1,567	260	6	1,833
Cost	2,334	518	12	2,864
Accumulated depreciation and impairment	(767)	(258)	(6)	(1,031)

Schedule of capital commitments for the future purchase of equipment
Capital commitments for the future purchase of equipment are as follows as of December 31:

	2021	2020

Less than 1 year	709	747
Between 1 and 5 years	62	19
More than 5 years	198	—

Total commitments	969	766
The above table for 2021 includes future lease commitments relating to the lease agreements between Russia and NTC (Less than 1 year: US$4, Between 1 and 5 years: US$61 and More than 5 years: US$198). For further details on this transaction, refer to Note 9 (Agreement between VEON and Service Telecom regarding the Sale of its Russian tower assets).
Capital commitments for the future purchase of intangible assets are as follows as of December 31:

	2021	2020

Less than 1 year	58	31

Total commitments	58	31

Schedule of estimated useful lives
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. The useful of life of VEON's assets generally fall within the following ranges:

Class of property and equipment	Useful life
Telecommunication equipment	3 – 20 years
Buildings and constructions	10 – 50 years
Office and other equipment	3 – 10 years
Right-of-use assets	Equivalent lease term
The amortization period and the amortization method for intangible assets with finite useful lives are reviewed at least annually and fall within the following ranges:

Class of intangible asset	Useful life
Telecommunications licenses, frequencies and permissions	3 - 20 years
Software	3 - 10 years
Brands and trademarks	3 - 15 years
Customer relationships	10 - 21 years
Other intangible assets	4 - 10 years